497(e)
                                                                       333-73121

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 10, 2004, TO THE CURRENT PROSPECTUSES OR PROSPECTUS SUPPLEMENTS FOR:

o Income Manager Accumulator(R)            o Equitable Accumulator(R) Plus(SM)     o Equitable Accumulator(R) Select(SM) II
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R)              o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM)   o Equitable Accumulator(R) Elite(SM) II

-------------------------------------------------------------------------------
This supplement modifies certain information in the above-referenced Prospectuses or Prospectus supplements (the "Prospectuses"). Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

Please note the following information:


APPENDIX V: HYPOTHETICAL ILLUSTRATIONS
-------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) & Accumulator(R) Select(SM) contract. The tables illustrate the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return at the 0% and 6% gross annual rates, respectively, would be (2.92)% and 3.08% for the Accumulator(R) contract; (3.12)% and 2.88% for the Accumulator(R) Plus(SM) contract; (3.32)% and 2.68% for the Accumulator Elite(SM) contract; & (3.42)% and 2.58% for the Accumulator(R) Select(SM) contract. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these benefit charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or the "Lifetime Annual Living Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.70%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.77% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

The tables take into account the maximum current fees and charges applicable to the Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) & Accumulator(R) Select(SM) contracts, including optional benefits charges, which may or may not be available under your contract. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Some of the features illustrated may not be available or may be different under your contract. Upon request, we will furnish you with a personalized illustration.


180271                                                      Accumulator In Force
                                                                          x00809

VARIABLE DEFERRED ANNUITY
ACCUMULATOR
CONTRACT DATE: AUGUST 10, 2002
CURRENT ACCOUNT VALUE: $120,000
NO FUTURE CONTRIBUTIONS OR WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT





                                                            Greater of 6%
                                                           Roll-Up to Age 85
                                                            and the Annual
                                                           Ratchet to Age 85
                                                          Guaranteed Minimum
                    Account Value        Cash Value        Death Benefit
                   -----------------  ----------------    ------------------
 Attained
   Age   Year          0%       6%        0%       6%         0%      6%
------- ------      -------  -------   -------  -------    -------- -------
  62   08/10/2004   120,000  120,000   114,000  114,000    120,000  120,000
  63   08/10/2005   114,573  121,748   108,573  115,748    126,248  126,248
  64   08/10/2006   109,233  123,453   104,233  118,453    133,823  133,823
  65   08/10/2007   103,970  125,108   100,970  122,108    141,852  141,852
  66   08/10/2008    98,776  126,705    97,776  125,705    150,363  150,363
  67   08/10/2009    93,644  128,238    93,644  128,238    159,385  159,385
  68   08/10/2010    88,564  129,698    88,564  129,698    168,948  168,948
  69   08/10/2011    83,528  131,075    83,528  131,075    179,085  179,085
  70   08/10/2012    78,527  132,362    78,527  132,362    189,830  189,830
  71   08/10/2013    73,552  133,546    73,552  133,546    201,220  201,220
  74   08/10/2018    58,696  136,376    58,696  136,376    239,656  239,656
  79   08/10/2023    33,483  137,866    33,483  137,866    320,714  320,714
  84   08/10/2028     6,602  133,452     6,602  133,452    429,187  429,187
  89   08/10/2033         0  129,322         0  129,322          0  454,938
  94   08/10/2038         0  133,477         0  133,477          0  454,938
  97   08/10/2039         0  136,251         0  136,251          0  454,938


                                                   Lifetime Annual
                                                  Guaranteed Minimum
                                                   Income Benefit
                                            ---------------------------------
                        Total Death
                        Benefit with          Guaranteed         Hypothetical
                        Protection Plus         Income              Income
                        ----------------    ---------------   ---------------
 Attained
   Age     Year           0%        6%        0%      6%        0%       6%
 ------  ----------      -------  -------   ------   ------   ------   ------
  62     08/10/2004      128,000  128,000     NA       NA       NA       NA
  63     08/10/2005      136,747  136,747     NA       NA       NA       NA
  64     08/10/2006      147,352  147,352     NA       NA       NA       NA
  65     08/10/2007      158,593  158,593     NA       NA       NA       NA
  66     08/10/2008      170,508  170,508     NA       NA       NA       NA
  67     08/10/2009      183,139  183,139     NA       NA       NA       NA
  68     08/10/2010      196,527  196,527     NA       NA       NA       NA
  69     08/10/2011      210,719  210,719     NA       NA       NA       NA
  70     08/10/2012      225,762  225,762   11,219   11,219   11,219   11,219
  71     08/10/2013      241,708  241,708   12,113   12,113   12,113   12,113
  74     08/10/2018      295,518  295,518   15,122   15,122   15,122   15,122
  79     08/10/2023      408,999  408,999   24,150   24,150   24,150   24,150
  84     08/10/2028      525,170  525,170   36,910   36,910   36,910   36,910
  89     08/10/2033            0  550,921     NA       NA       NA       NA
  94     08/10/2038            0  550,921     NA       NA       NA       NA
  97     08/10/2039            0  550,921     NA       NA       NA       NA




THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR PLUS
CONTRACT DATE: AUGUST 10, 2002
CURRENT ACCOUNT VALUE: $120,000
NO FUTURE CONTRIBUTIONS OR WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT





                                                                  Greater of 6%
                                                                Roll-Up at Age 85
                                                                 and the Annual
                                                                Ratchet to Age 85
                                                               Guaranteed Minimum
                          Account Value        Cash Value         Death Benefit
                       ------------------- ------------------- -------------------
 Attained
   Age        Year       0%        6%         0%       6%        0%       6%
--------- ----------   --------  -------    -------  -------   -------- --------
    62    08/10/2004    120,000  120,000    113,000  113,000    123,866  123,866
    63    08/10/2005    114,274  121,448    107,274  114,448    131,298  131,298
    64    08/10/2006    108,651  122,839    102,651  116,839    139,175  139,175
    65    08/10/2007    103,122  124,164     98,122  119,164    147,526  147,526
    66    08/10/2008     97,678  125,416     93,678  121,416    156,378  156,378
    67    08/10/2009     92,310  126,587     89,310  123,587    165,760  165,760
    68    08/10/2010     87,009  127,669     87,009  127,669    175,706  175,706
    69    08/10/2011     81,764  128,651     81,764  128,651    186,248  186,248
    70    08/10/2012     76,567  129,524     76,567  129,524    197,423  197,423
    71    08/10/2013     71,407  130,276     71,407  130,276    209,268  209,268
    74    08/10/2018     56,055  131,694     56,055  131,694    249,242  249,242
    79    08/10/2023     30,148  130,403     30,148  130,403    333,542  333,542
    84    08/10/2028      2,733  122,603      2,733  122,603    446,355  446,355
    89    08/10/2033          0  114,743          0  114,743          0  473,136
    94    08/10/2038          0  115,020          0  115,020          0  473,136
    97    08/10/2039          0  115,203          0  115,203          0  473,136




                                                      Lifetime Annual
                                                     Guaranteed Minimum
                                                       Income Benefit
                                               ---------------------------------
                          Total Death Benefit
                            with Protection      Guaranteed      Hypothetical
                                 Plus              Income           Income
                          ------------------- ----------------- ----------------
 Attained
   Age           Year         0%       6%        0%      6%       0%       6%
---------    ----------   -------  -------   ------   -------  -------  -------
    62       08/10/2004   133,412  133,412     NA       NA       NA       NA
    63       08/10/2005   143,817  143,817     NA       NA       NA       NA
    64       08/10/2006   154,846  154,846     NA       NA       NA       NA
    65       08/10/2007   166,536  166,536     NA       NA       NA       NA
    66       08/10/2008   178,929  178,929     NA       NA       NA       NA
    67       08/10/2009   192,064  192,064     NA       NA       NA       NA
    68       08/10/2010   205,988  205,988     NA       NA       NA       NA
    69       08/10/2011   220,747  220,747     NA       NA       NA       NA
    70       08/10/2012   236,392  236,392   11,668   11,668   11,668   11,668
    71       08/10/2013   252,976  252,976   12,598   12,598   12,598   12,598
    74       08/10/2018   308,939  308,939   15,727   15,727   15,727   15,727
    79       08/10/2023   426,959  426,959   25,116   25,116   25,116   25,116
    84       08/10/2028   547,776  547,776   38,386   38,386   38,386   38,386
    89       08/10/2033         0  574,558     NA       NA       NA       NA
    94       08/10/2038         0  574,558     NA       NA       NA       NA
    97       08/10/2039         0  574,558     NA       NA       NA       NA

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR ELITE
CONTRACT DATE: AUGUST 10, 2002
CURRENT ACCOUNT VALUE: $120,000
NO FUTURE CONTRIBUTIONS OR WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT




                                                                 Greater of 6%
                                                               Roll-Up to Age 85
                                                                 and the Annual
                                                                Ratchet to Age 85
                                                               Guaranteed Minimum
                          Account Value        Cash Value       Death Benefit
                       -------------------   ----------------  -------------------
 Attained
   Age    Year             0%        6%        0%       6%         0%       6%
--------- ----------    -------    -------   ------- --------    -------  -------
    62    08/10/2004    120,000    120,000   114,000  114,000    120,000  120,000
    63    08/10/2005    114,095    121,270   109,095  116,270    126,248  126,248
    64    08/10/2006    108,315    122,478   108,315  122,478    133,823  133,823
    65    08/10/2007    102,650    123,618   102,650  123,618    141,852  141,852
    66    08/10/2008     97,091    124,682    97,091  124,682    150,363  150,363
    67    08/10/2009     91,626    125,663    91,626  125,663    159,385  159,385
    68    08/10/2010     86,247    126,552    86,247  126,552    168,948  168,948
    69    08/10/2011     80,942    127,340    80,942  127,340    179,085  179,085
    70    08/10/2012     75,703    128,017    75,703  128,017    189,830  189,830
    71    08/10/2013     70,519    128,573    70,519  128,573    201,220  201,220
    74    08/10/2018     55,194    129,402    55,194  129,402    239,656  239,656
    79    08/10/2023     29,655    127,177    29,655  127,177    320,714  320,714
    84    08/10/2028      3,007    118,610     3,007  118,610    429,187  429,187
    89    08/10/2033          0    109,956         0  109,956          0  454,938
    94    08/10/2038          0    109,024         0  109,024          0  454,938
    97    08/10/2039          0    108,411         0  108,411          0  454,938



                                                    Lifetime Annual
                                                   Guaranteed Minimum
                                                      Income Benefit
                                              -----------------------------
                        Total Death Benefit
                          with Protection      Guaranteed       Hypothetical
                              Plus              Income            Income
                        ------------------ ----------------- ----------------
 Attained
   Age         Year        0%       6%        0%       6%      0%       6%
---------   ----------  -------  -------   -------- -------- ------   ------
    62      08/10/2004  128,000  128,000     NA       NA       NA       NA
    63      08/10/2005  136,747  136,747     NA       NA       NA       NA
    64      08/10/2006  147,352  147,352     NA       NA       NA       NA
    65      08/10/2007  158,593  158,593     NA       NA       NA       NA
    66      08/10/2008  170,508  170,508     NA       NA       NA       NA
    67      08/10/2009  183,139  183,139     NA       NA       NA       NA
    68      08/10/2010  196,527  196,527     NA       NA       NA       NA
    69      08/10/2011  210,719  210,719     NA       NA       NA       NA
    70      08/10/2012  225,762  225,762   11,219   11,219   11,219   11,219
    71      08/10/2013  241,708  241,708   12,113   12,113   12,113   12,113
    74      08/10/2018  295,518  295,518   15,122   15,122   15,122   15,122
    79      08/10/2023  408,999  408,999   24,150   24,150   24,150   24,150
    84      08/10/2028  525,170  525,170   36,910   36,910   36,910   36,910
    89      08/10/2033        0  550,921     NA       NA       NA       NA
    94      08/10/2038        0  550,921     NA       NA       NA       NA
    97      08/10/2039        0  550,921     NA       NA       NA       NA


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR SELECT
CONTRACT DATE: AUGUST 10, 2002
CURRENT ACCOUNT VALUE: $120,000
NO FUTURE CONTRIBUTIONS OR WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT




                                                                 Greater of 6%
                                                               Roll-Up to Age 85
                                                                 and the Annual
                                                                 Ratchet to Age 85
                                                               Guaranteed Minimum
                          Account Value        Cash Value         Death Benefit
                       ------------------- ------------------- -------------------
 Attained
   Age        Year         0%       6%        0%        6%        0%        6%
--------- ----------   --------- -------   --------  -------   --------  -------
    62    08/10/2004    120,000  120,000    120,000  120,000    120,000  120,000
    63    08/10/2005    113,975  121,150    113,975  121,150    126,248  126,248
    64    08/10/2006    108,086  122,235    108,086  122,235    133,823  133,823
    65    08/10/2007    102,322  123,248    102,322  123,248    141,852  141,852
    66    08/10/2008     96,672  124,181     96,672  124,181    150,363  150,363
    67    08/10/2009     91,127  125,026     91,127  125,026    159,385  159,385
    68    08/10/2010     85,675  125,775     85,675  125,775    168,948  168,948
    69    08/10/2011     80,306  126,420     80,306  126,420    179,085  179,085
    70    08/10/2012     75,010  126,950     75,010  126,950    189,830  189,830
    71    08/10/2013     69,777  127,354     69,777  127,354    201,220  201,220
    74    08/10/2018     54,344  127,706     54,344  127,706    239,656  239,656
    79    08/10/2023     28,747  124,613     28,747  124,613    320,714  320,714
    84    08/10/2028      2,171  115,100      2,171  115,100    429,187  429,187
    89    08/10/2033          0  105,446          0  105,446          0  454,938
    94    08/10/2038          0  103,420          0  103,420          0  454,938
    97    08/10/2039          0  102,092          0  102,092          0  454,938



                                                   Lifetime Annual
                                                  Guaranteed Minimum
                                                    Income Benefit
                                             -------------------------------
                       Total Death Benefit
                         with Protection       Guaranteed       Hypothetical
                              Plus               Income            Income
                       -------------------  ---------------  ----------------
 Attained
   Age         Year       0%       6%        0%       6%       0%       6%
---------  ----------  --------- -------  -------- -------- -------- -------
    62     08/10/2004  128,000  128,000     NA       NA       NA       NA
    63     08/10/2005  136,747  136,747     NA       NA       NA       NA
    64     08/10/2006  147,352  147,352     NA       NA       NA       NA
    65     08/10/2007  158,593  158,593     NA       NA       NA       NA
    66     08/10/2008  170,508  170,508     NA       NA       NA       NA
    67     08/10/2009  183,139  183,139     NA       NA       NA       NA
    68     08/10/2010  196,527  196,527     NA       NA       NA       NA
    69     08/10/2011  210,719  210,719     NA       NA       NA       NA
    70     08/10/2012  225,762  225,762   11,219   11,219   11,219   11,219
    71     08/10/2013  241,708  241,708   12,113   12,113   12,113   12,113
    74     08/10/2018  295,518  295,518   15,122   15,122   15,122   15,122
    79     08/10/2023  408,999  408,999   24,150   24,150   24,150   24,150
    84     08/10/2028  525,170  525,170   36,910   36,910   36,910   36,910
    89     08/10/2033        0  550,921     NA       NA       NA       NA
    94     08/10/2038        0  550,921     NA       NA       NA       NA
    97     08/10/2039        0  550,921     NA       NA       NA       NA




THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.






           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

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